SEGMENT INFORMATION (Reconciliation of total assets to segmented assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017	Jan. 03, 2016
Disclosure of operating segments [line items]
Total assets	$ 2,980,705	$ 2,990,144
Cash and cash equivalents	52,795	38,197	$ 50,675
Deferred income taxes	0	1,500
Operating segments
Disclosure of operating segments [line items]
Total assets	2,792,419	2,818,582
Corporate expenses
Disclosure of operating segments [line items]
Cash and cash equivalents	52,795	38,197
Income taxes receivable	3,891	0
Deferred income taxes	0	1,500
Assets not yet utilized in operations	82,467	60,552
Other - primarily corporate assets	49,133	71,313
Printwear | Operating segments
Disclosure of operating segments [line items]
Total assets	1,726,945	1,640,739
Branded Apparel | Operating segments
Disclosure of operating segments [line items]
Total assets	$ 1,065,474	$ 1,177,843